UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd
Suite 250
Houston, TX 77024-3925
(Address of principal executive offices)(zip code)

CT Corporation
155 Federal Street
Boston, MA 02110
(Name and address of agent for service)

Copies to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS – January 31, 2015 (Unaudited)

Commonwealth Australia / New Zealand Fund

	Shares	Value

AUSTRALIA (18.0%)

COMMON STOCKS (18.0%)
CHEMICALS (0.0%)
Nufarm, Ltd.	585	$2,571

COMMERCIAL SERVICES (0.7%)
Silver Chef, Ltd.	5,263	26,682
Slater & Gordon, Ltd.	20,514	105,282

		131,964

DIVERSIFIED FINANCIAL SERVICES (0.5%)
FlexiGroup, Ltd.	45,000	102,363

ELECTRIC (2.4%)
AGL Energy, Ltd.	35,531	392,791
ERM Power, Ltd.	32,494	54,842

		447,633

HEALTHCARE-PRODUCTS (1.4%)
Cochlear, Ltd.	4,000	257,098

HEALTHCARE-SERVICES (2.0%)
Sonic Healthcare, Ltd.	26,324	384,314

INSURANCE (3.2%)
Insurance Australia Group, Ltd.	40,000	198,153
QBE Insurance Group, Ltd.	49,839	408,583

		606,736

MINING (1.1%)
PanAust, Ltd.	223,292	208,446

OIL & GAS (2.2%)
Santos, Ltd.	29,549	179,898
Woodside Petroleum, Ltd.	8,518	226,233

		406,131

RETAIL (2.2%)
Wesfarmers, Ltd.	12,138	409,989

TRANSPORTATION (2.3%)
Asciano, Ltd.	93,333	434,542

TOTAL AUSTRALIAN COMMON STOCKS
(Cost $3,576,547)		3,391,787

NEW ZEALAND (81.7%)

COMMON STOCKS (79.1%)
COAL (0.0%)
Pike River Coal, Ltd. (1) (2)	1,145,295	—

COMMERCIAL SERVICES (20.8%)
Marsden Maritime Holdings, Ltd.	81,425	163,205
Mowbray Collectables, Ltd. (2) (3)	1,021,593	156,082
Port of Tauranga, Ltd.	50,000	644,780
South Port New Zealand, Ltd.	1,027,930	2,954,037

		3,918,104

DIVERSIFIED FINANCIAL SERVICES (6.9%)
Heartland New Zealand, Ltd.	1,348,137	1,294,879

ELECTRIC (5.6%)
Contact Energy, Ltd.	60,000	307,927
Infratil, Ltd.	220,777	506,864
Mighty River Power, Ltd.	100,000	244,125

		1,058,916

ELECTRONICS (1.3%)
ikeGPS Group, Ltd. (2)	378,802	243,403

ENGINEERING & CONSTRUCTION (2.0%)
Airwork Holdings, Ltd.	50,000	114,613
Opus International Consultants, Ltd.	250,000	254,165

		368,778

HEALTHCARE-PRODUCTS (1.3%)
Ebos Group, Ltd.	34,993	240,180

HEALTHCARE-SERVICES (11.0%)
Abano Healthcare Group, Ltd.	62,824	388,640
Metlifecare, Ltd.	173,011	603,317
Ryman Healthcare, Ltd.	180,000	1,077,499

		2,069,456

HOLDING COMPANIES-DIVERSIFIED (1.1%)
Hellaby Holdings, Ltd.	90,000	207,213

HOME FURNISHINGS (3.2%)
Scott Technology, Ltd.	529,623	609,538

MEDIA (3.7%)
Sky Network Television, Ltd.	159,745	702,390

METAL FABRICATE/HARDWARE (0.6%)
Steel & Tube Holdings, Ltd.	50,000	104,496

OIL & GAS (6.4%)
New Zealand Oil & Gas, Ltd.	861,734	401,996
New Zealand Refining Co., Ltd./The (2)	435,157	802,880

		1,204,876

REITS (3.8%)
Vital Healthcare Property Trust	608,909	723,027

RETAIL (3.4%)
Briscoe Group, Ltd.	183,520	399,818
Comvita, Ltd.	30,000	80,556
Smiths City Group, Ltd.	417,503	168,581

		648,955

TELECOMMUNICATIONS (1.5%)
TeamTalk, Ltd.	415,473	281,355

TRANSPORTATION (6.5%)
Freightways, Ltd.	173,540	753,602
Mainfreight, Ltd.	40,000	465,082

		1,218,684

TOTAL NEW ZEALAND COMMON STOCKS
(Cost $11,413,578)		14,894,250

	Principal

CORPORATE BONDS (2.6%)
Credit Agricole SA, 5.04%, 12/29/49 (4) (5) (6)	890,000	492,106

TOTAL NEW ZEALAND CORPORATE BONDS
(Cost $464,424)		492,106

TOTAL NEW ZEALAND
(Cost $11,878,002)		15,386,356

TOTAL INVESTMENTS (99.7%)
(Cost $15,454,549)		18,778,143
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)		48,082

NET ASSETS (100.0%)		$18,826,225

(1) Security is being fair valued in accordance with the Trust’s fair valuation policies.
(2) Non-income producing.
(3) Affiliated Investment. See Notes to Schedules of Investments.
(4) Callable.
(5) Variable Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at January 31, 2015.
(6) Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.

See notes to Schedules of Investments

SCHEDULE OF INVESTMENTS – January 31, 2015 (Unaudited)

Africa Fund

	Shares	Value

COMMON STOCKS (72.6%)
EGYPT (2.4%)
Global Telecom Holding SAE GDR (1)	20,000	$57,694

GUERNSEY (0.1%)
Agriterra, Ltd. (1)	210,000	1,898

SOUTH AFRICA (68.1%)
African Bank Investments, Ltd. (1) (2)	18,666	—
Anglo American Platinum, Ltd. (1)	800	24,525
AngloGold Ashanti, Ltd. ADR (1)	1,000	12,380
Astral Foods, Ltd.	4,000	67,527
Barloworld, Ltd.	4,300	32,446
Bidvest Group, Ltd.	2,167	59,806
Capitec Bank Holdings, Ltd.	2,850	93,441
Clientele, Ltd.	50,000	76,319
Combined Motor Holdings, Ltd.	15,000	19,264
Compu-Clearing Outsourcing, Ltd.	20,000	9,438
Coronation Fund Managers, Ltd.	6,500	57,525
Crookes Brothers, Ltd.	8,000	50,338
Discovery, Ltd.	9,000	88,644
Eqstra Holdings, Ltd. (1)	25,000	6,808
Exxaro Resources, Ltd.	2,000	17,721
FirstRand, Ltd.	14,300	63,640
Gold Fields, Ltd. ADR	5,000	29,500
Grindrod, Ltd.	35,000	54,549
Howden Africa Holdings, Ltd. (1)	11,000	40,438
Imperial Holdings, Ltd. ADR	1,200	21,252
Invicta Holdings, Ltd.	4,000	26,049
ISA Holdings, Ltd. (1)	103,000	6,135
Mediclinic International, Ltd.	5,700	56,362
MTN Group, Ltd. ADR	2,600	45,292
Murray & Roberts Holdings, Ltd.	9,000	15,185
Naspers, Ltd. N Shares	400	57,705
Nedbank Group, Ltd.	3,000	65,766
Pinnacle Holdings, Ltd. (1)	20,700	19,261
PSG Group, Ltd.	10,400	118,324
RCL Foods, Ltd.	27,559	42,153
Sasol, Ltd. ADR	1,600	59,328
Shoprite Holdings, Ltd. ADR	1,800	28,458
Sovereign Food Investments, Ltd.	30,000	21,854
Standard Bank Group, Ltd. ADR	4,800	63,120
Steinhoff International Holdings, Ltd.	13,222	67,577
Tiger Brands, Ltd.	700	23,607
Value Group, Ltd.	30,000	12,038
Vodacom Group, Ltd.	3,000	34,444
Wilson Bayly Holmes-Ovcon, Ltd.	3,000	31,086

		1,619,305

UNITED KINGDOM (2.0%)
SABMiller PLC ADR	500	27,360
Tullow Oil PLC ADR	7,000	19,145

		46,505

TOTAL COMMON STOCKS
(Cost $1,718,945)		1,725,402

EXCHANGE TRADED FUNDS (24.3%)
Global X Nigeria Index	7,700	67,649
iShares MSCI South Africa Index Fund	3,700	250,046
Market Vectors Africa Index	10,340	259,638

TOTAL EXCHANGE TRADED FUNDS
(Cost $656,126)		577,333

	Principal

SOVEREIGN BONDS (0.8%)
SOUTH AFRICA (0.8%)
South Africa Government Bond, 8.00%, 12/21/18 (3)	200,000	18,085

TOTAL SOVEREIGN BONDS
(Cost $26,436)		18,085

	Rights

RIGHTS (0.0%)
SOUTH AFRICA (0.0%)
Invicta Holdings, Ltd., Strike Price: $5.93, Expiration 2/14/2015 (1)	1,760	1,134

TOTAL RIGHTS
(Cost $0)		1,134

	Shares

SHORT-TERM INVESTMENTS (2.2%)
Federated Government Obligations Fund, 0.01% (4)	53,120	53,120

TOTAL SHORT-TERM INVESTMENTS
(Cost $53,120)		53,120

TOTAL INVESTMENTS (99.9%)
(Cost $2,454,627)		2,375,074
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		1,821

NET ASSETS (100.0%)		$2,376,895

(1) Non-income producing.
(2) Security is being fair valued in accordance with the Trust’s fair valuation policies.
(3) Principal amount shown in South African Rand; value shown in U.S. Dollars.
(4) Rate disclosed is the seven day yield as of January 31, 2015.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

See notes to Schedules of Investments

SCHEDULE OF INVESTMENTS – January 31, 2015 (Unaudited)

Commonwealth Japan Fund

	Shares	Value

COMMON STOCKS (99.0%)
AUTO MANUFACTURERS (1.5%)
Toyota Motor Corp. ADR	500	$64,425

AUTO PARTS & EQUIPMENT (7.5%)
NGK Spark Plug Co., Ltd.	6,000	177,869
Sumitomo Rubber Industries, Ltd.	10,000	155,505

		333,374

BANKS (2.6%)
Mizuho Financial Group, Inc.	30,000	49,054
Nishi-Nippon City Bank, Ltd.	20,000	64,947

		114,001

BEVERAGES (3.4%)
Coca-Cola West Co., Ltd.	4,000	57,213
Kirin Holdings Co., Ltd.	7,000	94,250

		151,463

CHEMICALS (1.2%)
JSR Corp.	3,000	52,877

COMPUTERS (2.0%)
INES Corp.	5,000	37,340
Otsuka Corp.	1,500	51,792

		89,132

COSMETICS/PERSONAL CARE (3.7%)
Unicharm Corp.	6,000	165,322

DISTRIBUTION/WHOLESALE (3.0%)
Marubeni Corp.	16,000	88,316
Yamae Hisano Co., Ltd.	5,200	42,790

		131,106

DIVERSIFIED FINANCIAL SERVICES (0.9%)
Kyushu Leasing Service Co., Ltd.	13,000	41,128

ELECTRIC (2.0%)
Tohoku Electric Power Co., Inc.	7,000	88,177

ELECTRONICS (5.1%)
Hamamatsu Photonics K.K.	1,500	70,675
Hoya Corp.	4,000	155,010

		225,685

ENGINEERING & CONSTRUCTION (4.9%)
Kajima Corp.	33,000	130,566
Taihei Dengyo Kaisha, Ltd.	6,000	45,868
Takada Corp.	6,000	39,585

		216,019

ENTERTAINMENT (1.6%)
Sankyo Co., Ltd.	2,000	71,880

FOOD (1.1%)
Maxvalu Kyushu Co., Ltd.	3,000	49,203

HAND/MACHINE TOOLS (1.9%)
Meidensha Corp.	28,000	83,519

HEALTHCARE-PRODUCTS (10.0%)
Asahi Intecc Co., Ltd.	6,000	317,994
Terumo Corp.	5,000	123,995

		441,989

INSURANCE (4.8%)
Dai-ichi Life Insurance Co., Ltd.	11,000	147,374
T & D Holdings, Inc.	6,000	67,569

		214,943

LEISURE TIME (2.4%)
Shimano, Inc.	800	105,755

MACHINERY-DIVERSIFIED (3.5%)
Fanuc Corp.	700	117,558
Torishima Pump Manufacturing Co., Ltd.	5,000	36,743

		154,301

REAL ESTATE (4.6%)
Mitsui Fudosan Co., Ltd.	3,000	75,845
Sumitomo Realty & Development Co., Ltd.	4,000	127,588

		203,433

REITS (3.2%)
Fukuoka REIT Corp.	70	141,179

RETAIL (2.6%)
Sugi Holdings Co., Ltd.	2,500	117,382

TRANSPORTATION (25.5%)
Daiichi Koutsu Sangyo Co., Ltd.	3,600	36,756
East Japan Railway Co.	1,500	115,857
Hankyu Hanshin Holdings, Inc.	22,000	122,286
Kawasaki Kisen Kaisha, Ltd.	30,000	85,874
Keikyu Corp.	13,000	101,393
Keio Corp.	18,000	146,574
Kintetsu World Express, Inc.	2,000	85,164
Mitsui OSK Lines, Ltd.	18,000	60,767
Nippon Express Co., Ltd.	15,000	87,507
Nishi-Nippon Railroad Co., Ltd.	10,000	43,292
Tobu Railway Co., Ltd.	18,000	86,563
Yamato Holdings Co., Ltd.	7,000	158,315

		1,130,348

TOTAL COMMON STOCKS
(Cost $2,913,670)		4,386,641

SHORT-TERM INVESTMENTS (0.5%)
Federated Government Obligations Fund, 0.01% (1)	22,198	22,198

TOTAL SHORT-TERM INVESTMENTS
(Cost $22,198)		22,198

TOTAL INVESTMENTS (99.5%)
(Cost $2,935,868)		4,408,839
OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)		21,576

NET ASSETS (100.0%)		$4,430,415

(1) Rate disclosed is the seven day yield as of January 31, 2015.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trusts

See notes to Schedules of Investments

SCHEDULE OF INVESTMENTS – January 31, 2015 (Unaudited)

Commonwealth Global Fund

	Shares	Value

COMMON STOCKS (89.7%)
AUSTRALIA (2.8%)
Alumina, Ltd. ADR (1)	40,000	$238,000
Australia & New Zealand Banking Group, Ltd. ADR	8,000	204,400

		442,400

BRAZIL (1.0%)
Vale SA ADR	22,000	154,660

CANADA (1.1%)
Encana Corp.	10,000	122,400
Power Financial Corp.	2,000	54,220

		176,620

CHILE (2.2%)
Cia Cervecerias Unidas SA ADR	19,401	355,814

FRANCE (1.9%)
Arkema SA ADR	4,130	298,434

GERMANY (2.0%)
Siemens AG ADR	3,000	313,770

INDIA (2.1%)
HDFC Bank, Ltd. ADR	6,000	341,880

IRELAND (3.0%)
Pentair PLC	7,760	479,646

ISRAEL (2.2%)
NICE Systems, Ltd. ADR	7,000	342,650

JAPAN (3.0%)
Nidec Corp. ADR	28,000	476,280

MEXICO (3.1%)
Grupo Televisa SA ADR	15,000	489,150

NETHERLANDS (2.4%)
Unilever NV	9,000	390,330

NORWAY (1.1%)
Gjensidige Forsikring ASA ADR	10,000	170,800

SINGAPORE (1.8%)
DBS Group Holdings, Ltd. ADR	5,000	292,450

SOUTH AFRICA (1.0%)
Shoprite Holdings, Ltd. ADR	10,000	158,100

SOUTH KOREA (3.3%)
POSCO ADR	4,800	279,504
Samsung Electronics Co., Ltd. GDR	400	246,800

		526,304

SPAIN (1.5%)
Banco Santander SA ADR	35,642	238,445

SWITZERLAND (7.1%)
Nestle SA ADR	7,750	592,952
Roche Holding AG ADR	16,000	540,160

		1,133,112

UNITED KINGDOM (13.0%)
BG Group PLC ADR	10,000	136,050
BP PLC ADR	5,000	194,150
Centrica PLC ADR	14,000	250,740
Diageo PLC ADR	2,000	236,260
InterContinental Hotels Group PLC ADR	8,615	342,533
Old Mutual PLC ADR	13,125	328,125
Sky PLC ADR	4,000	223,200
Standard Chartered PLC	10,000	135,400
Vodafone Group PLC ADR	6,295	221,143

		2,067,601

UNITED STATES (34.1%)
AECOM (1)	4,000	101,680
AGCO Corp.	5,000	216,700
Big 5 Sporting Goods Corp.	16,000	190,560
Calpine Corp. (1)	10,000	208,800
Conmed Corp.	12,720	605,981
DENTSPLY International, Inc.	8,700	435,218
Goodrich Petroleum Corp. (1)	30,000	75,600
Huntington Bancshares, Inc.	20,000	200,400
J.C. Penney Co., Inc. (1)	22,000	159,940
Johnson Controls, Inc.	6,000	278,820
KVH Industries, Inc. (1)	30,000	363,000
LifePoint Hospitals, Inc. (1)	4,500	293,580
Miller Industries, Inc.	14,000	282,800
Momenta Pharmaceuticals, Inc. (1)	20,000	215,400
National Oilwell Varco, Inc.	3,000	163,290
New York Community Bancorp, Inc.	10,000	154,500
Norfolk Southern Corp.	4,000	407,880
Northwest Natural Gas Co.	5,000	249,550
Pioneer Natural Resources Co.	2,000	301,060
Ultra Petroleum Corp. (1)	10,000	127,500
Verizon Communications, Inc.	4,071	186,085
Wells Fargo & Co.	4,000	207,680

		5,426,024

TOTAL COMMON STOCKS
(Cost $10,931,637)		14,274,470

PREFERRED STOCKS (4.0%)

UNITED STATES (4.0%)
HSBC USA, Inc., Series F, 3.50%, Callable 3/2/15 (2) (3)	18,000	402,480
HSBC USA, Inc., Series G, 4.00%, Callable 3/2/15 (2) (3)	10,000	230,100

TOTAL PREFERRED STOCKS
(Cost $467,195)		632,580

EXCHANGE TRADED FUNDS (2.8%)

UNITED STATES (2.8%)
iShares MSCI All Country Asia ex Japan ETF	4,000	247,640
iShares MSCI Japan Index Fund	18,000	206,820

		454,460

TOTAL EXCHANGE TRADED FUNDS
(Cost $468,560)		454,460

	Contracts

CALL OPTIONS (0.6%)

UNITED STATES (0.6%)
Halliburton Co., Strike Price: $40, Expiration 1/20/2017 (1)	60	46,500
iShares MSCI Emerging Markets ETF, Strike Price: $40.00, Expiration 3/20/2015 (1)	75	5,775
iShares MSCI Emerging Markets ETF, Strike Price: $42.50, Expiration 6/19/2015 (1)	75	4,500
iShares Russell 2000 ETF, Strike Price: $113.00, Expiration 1/15/2016 (1)	20	19,560
Tenaris SA, Strike Price: $25, Expiration 9/18/2015 (1)	36	16,200

TOTAL CALL OPTIONS
(Cost $120,272)		92,535

	Shares

SHORT-TERM INVESTMENTS (1.3%)
Federated Government Obligations Fund, 0.01% (4)	200,596	200,596

TOTAL SHORT-TERM INVESTMENTS
(Cost $200,596)		200,596

TOTAL INVESTMENTS (98.4%)
(Cost $12,188,260)		15,654,641
OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)		262,123

NET ASSETS (100.0%)		$15,916,764

(1) Non-income producing.
(2) Callable.
(3) Floating Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at January 31, 2015.
(4) Rate disclosed is the seven day yield as of January 31, 2015.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

See notes to Schedules of Investments

SCHEDULE OF INVESTMENTS – January 31, 2015 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value

COMMON STOCKS (96.6%)
BANKS (2.5%)
Lloyds Banking Group PLC ADR (1)	21,000	$92,190
Regions Financial Corp.	18,000	156,600

		248,790

BUILDING MATERIALS (8.0%)
Cemex SAB de CV ADR (1)	25,582	227,424
CRH PLC ADR	3,000	72,420
James Hardie Industries PLC ADR	5,000	252,850
Lafarge SA ADR	5,000	85,300
Martin Marietta Materials, Inc.	1,430	154,068

		792,062

ENGINEERING & CONSTRUCTION (2.5%)
Grupo Aeroportuario del Sureste SAB de CV ADR	1,300	170,183
Kajima Corp. ADR	2,000	78,880

		249,063

HOME BUILDERS (2.8%)
MDC Holdings, Inc.	5,000	125,000
Toll Brothers, Inc. (1)	4,500	155,790

		280,790

LODGING (7.6%)
InterContinental Hotels Group PLC ADR	5,414	215,261
Marriott International, Inc., Class A (2)	5,035	375,107
Ryman Hospitality Properties,Inc.	3,024	166,018

		756,386

REAL ESTATE (7.7%)
Alto Palermo SA ADR	11,500	267,490
Gafisa SA ADR	12,000	17,160
IRSA Inversiones y Representaciones SA ADR	6,000	92,640
Lend Lease Group ADR	1,900	24,168
WP Carey, Inc.	5,000	359,050

		760,508

REITS-APARTMENTS (10.4%)
AvalonBay Communities, Inc.	1,347	233,018
Boardwalk Real Estate Investment Trust	1,500	72,000
Campus Crest Communities, Inc.	11,000	75,790
Equity Residential	5,700	442,377
Essex Property Trust, Inc.	900	203,445

		1,026,630

REITS-DIVERSIFIED (6.0%)
British Land Co. PLC ADR	9,000	110,880
Vornado Realty Trust	1,207	133,301
Washington Real Estate Investment Trust	6,000	172,260
Weyerhaeuser Co.	5,000	179,250

		595,691

REITS-HEALTH CARE (5.2%)
HCP, Inc.	2,000	94,580
Health Care REIT, Inc.	2,500	204,875
Ventas, Inc.	2,750	219,478

		518,933

REITS-HOTELS (10.4%)
Host Hotels & Resorts, Inc.	15,317	350,606
LaSalle Hotel Properties	11,000	445,060
Pebblebrook Hotel Trust	5,000	232,200

		1,027,866

REITS-OFFICE PROPERTY (11.7%)
Alexandria Real Estate Equities, Inc.	2,000	195,040
BioMed Realty Trust, Inc.	6,000	146,700
Boston Properties, Inc.	2,500	347,000
Douglas Emmett, Inc.	3,000	85,440
SL Green Realty Corp.	3,000	378,000

		1,152,180

REITS-REGIONAL MALLS (2.2%)
Simon Property Group, Inc.	500	99,330
Tanger Factory Outlet Centers, Inc.	3,000	118,050

		217,380

REITS-SHOPPING CENTERS (2.6%)
Acadia Realty Trust	4,985	180,407
Urban Edge Properties (1)	603	14,315
Westfield Corp. ADR	4,000	61,420

		256,142

REITS-SINGLE TENANT (1.7%)
National Retail Properties, Inc.	4,000	171,360

REITS-STORAGE (4.3%)
Extra Space Storage, Inc.	6,400	422,400

REITS-WAREHOUSE/INDUSTRIES (2.0%)
EastGroup Properties, Inc.	3,000	193,920

RETAIL (2.1%)
Kingfisher PLC ADR	20,000	204,400

SAVINGS & LOANS (2.1%)
Georgetown Bancorp, Inc.	2,781	49,835
Harleysville Savings Financial Corp.	8,675	155,066

		204,901

TELECOMMUNICATIONS (4.8%)
American Tower Corp., Class A	2,500	242,375
SBA Communications Corp., Class A (1)	2,000	233,400

		475,775

TOTAL COMMON STOCKS
(Cost $6,313,927)		9,555,177

EXCHANGE TRADED FUNDS (1.8%)
Guggenheim China Real Estate ETF	8,500	183,685

TOTAL EXCHANGE TRADED FUNDS
(Cost $144,153)		183,685

SHORT-TERM INVESTMENTS (2.2%)
Federated Government Obligations Fund, 0.01% (3)	213,557	213,557

TOTAL SHORT-TERM INVESTMENTS
(Cost $213,557)		213,557

TOTAL INVESTMENTS (100.6%)
(Cost $6,671,637)		9,952,419

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)		(62,939)

NET ASSETS (100.0%)		$9,889,480

(1) Non-income producing.
(2) Subject to call options written
(3) Rate disclosed is the seven day yield as of January 31, 2015.

ADR — American Depositary Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

See notes to Schedules of Investments

Federal Tax Information

At October 31, 2014, the gross unrealized appreciation (depreciation) on investments, foreign currency translations and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New				Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund

Gross unrealized appreciation	$6,646,967	$254,966	$1,430,392	$4,784,663	$3,294,547
Gross unrealized depreciation	(2,160,032)	(240,243)	(126,393)	(305,161)	(369,764)

Net unrealized appreciation on investments	$4,486,935	$14,723	$1,303,999	$4,479,502	$2,924,783

Tax cost of investments	$15,528,422	$2,459,602	$3,579,732	$12,060,360	$6,673,065

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (“PFICs”).

Affiliated Investment

A company is considered an affiliate of a Fund under the 1940 Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Commonwealth Australia/New Zealand Fund’s holding below is shown in its Schedule of Investments. Further detail on this holding during the period ended January 31, 2015 appears below:

							Change in
	Percentage	Shares	Shares	Value	Cost of	Cost of	Appreciation	Value	Dividend	Realized
Security Held	of Ownership	10/31/14	1/31/15	10/31/14	Purchases	Sales	(Depreciation)	1/31/15	Income	Gain (Loss)

Mowbray Collectibles, Ltd.	8.01%	1,021,593	1,021,593	$338,434	$–	$–	($182,352)	$156,082	$–	$–

A) Valuation of Securities – Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Generally, debt instruments with maturities of less than 60 days (short-term debt) are valued at amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In the Australia/New Zealand Fund and Japan Fund, the measure is based on a comparison between the S&P 500 Futures, Tokyo close to New York close. In the Africa Fund, the measure is based on a comparison between the S&P 500 Futures, London close to New York close.

B) Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks, exchange traded funds and short term investments .  Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Investments in other open-end registered investment companies are valued at net asset value. Short term investments may be valued using amortized cost which approximates fair value. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds.  The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased options and Rights.  Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2015:

	Australia/New Zealand Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$392,791	$17,893,246	$–	$18,286,037
Corporate Bonds	492,106	–	–	492,106

Total	$884,897	$17,893,246	$–	$18,778,143

	Africa Fund

	Level 1	Level 2	Level 3	Total

Security Type
Common Stocks	$305,835	$1,419,567	$–	$1,725,402
Exchange Traded Funds	577,333	–	–	577,333
Rights	1,134	–	–	1,134
Sovereign Bonds	18,085	–	–	18,085
Short Term Investments	53,120	–	–	53,120

Total	$955,507	$1,419,567	$–	$2,375,074

	Japan Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$64,425	$4,322,216	$–	$4,386,641
Short Term Investments	22,198	–	–	22,198

Total	$86,623	$4,322,216	$–	$4,408,839

	Global Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$14,274,470	$–	$–	$14,274,470
Exchange Traded Funds	454,460	–	–	454,460
Preferred Stocks*	632,580	–	–	632,580
Call Options	52,275	40,260	–	92,535
Short Term Investment	200,596	–	–	200,596

Total	$15,614,381	$40,260	$–	$15,654,641

	Real Estate Securities Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$9,321,231	$233,946	$–	$9,555,177
Exchange Traded Funds	183,685	–	–	183,685
Short Term Investments	213,557	–	–	213,557

Total	$9,718,473	$233,946	$–	$9,952,419

*	All sub-categories within Common and Preferred Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout, please refer to the Schedule of Investments.
**	There were no Level 3 securities held as of January 31, 2015.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts:

	Other Financial Instruments at Value

Fund	Level 1	Level 2	Level 3	Total

Real Estate Securities Fund
Written Options	$–	$(29,000)	$–	$(29,000)

It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period. As described under A) Valuation of Securities, certain equity securities listed or traded on foreign exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. During the period ended January 31, 2015, there were several instances where these conditions were met, and as a result, foreign securities in the Australia/New Zealand Fund, Africa Fund and Japan Fund were fair valued. On October 31, 2014 conditions were not met requiring securities to be fair valued, however, on January 31, 2015, conditions were met in the Australia/ New Zealand, Africa, and Japan Funds requiring securities to be fair valued and therefore, categorized in Level 2.

The Australia/New Zealand Fund, Africa Fund, and Japan Fund held certain equity or fixed income securities on October 31, 2014 which received a last trade price and were categorized in Level 1. Due to either the absence of trading activity, or receipt of a fair valued price, these securities were valued at either the previously traded price or an evaluated price on January 31, 2015 and categorized in Level 2. The Commonwealth Global Fund held an equity security at October 31, 2014, that due to the absence of trading activity, the security was valued at the mean between the bid and ask price and categorized in Level 2. On January 31, 2015 that security was valued based on an exchange traded closing price and was classified in Level 1. On October 31, 2014 Commonwealth Global also held options that were valued based on an exchange traded closing price and were classified in Level 1. On January 31, 2015, due to the absence of trading activity, the options were valued in Level 2. The Commonwealth Real Estate Securities Fund held an equity security at October 31, 2014, that due to the absence of trading activity, the security was valued at the mean between the bid and ask price and categorized in Level 2. On January 31, 2015 that security was valued based on an exchange traded closing price and was classified in Level 1. The Commonwealth Real Estate Securities Fund also held a security at October 31, 2014 that was valued based on an exchange traded closing price and was classified in Level 1. On January 31, 2015, due to the absence of trading activity, the security was valued at the mean between the bid and ask price and categorized in Level 2. The following is a reconciliation of transfers between category levels from October 31, 2014 to January 31, 2015:

	Australia/ New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund

Transfers into Level 1	$–	$–	$–	$328,125	$72,000
Transfers out of Level 1	$(17,737,164)	$(1,419,567)	$(4,322,216)	$(24,060)	$(155,066)

Net Transfers in (out) of Level 1	$(17,737,164)	$(1,419,567)	$(4,322,216)	$304,065	$(83,066)

Transfers into Level 2	$17,737,164	$1,419,567	$4,322,216	$24,060	$155,066
Transfers out of Level 2	$–	$–	$–	$(328,125)	$(72,000)

Net Transfers in (out) of Level 2	$17,737,164	$1,419,567	$4,322,216	$(304,065)	$83,066

C) Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian.

The following is a summary of the written option activity:

	Commonwealth Global Fund		Real Estate Securities Fund

	Number	Premiums	Number	Premium
Contracts	of Contracts	Received	of Contracts	Received

Outstanding @ 10/31/2014	115	$31,129	50	$24,899
Call Options written	200	17,600	–	–
Call Options expired	–	–	–	–
Call Options exercised	(65)	(19,220)	–	–
Call Options closed	(250)	(29,509)	–	–

Outstanding @ 1/31/2015	–	$–	50	$24,899

At January 31, 2015, the Real Estate Securities Fund had the following outstanding written options:

		Expiration	Exercise	Number of		Unrealized
Contracts	Type	Date	Price	Contracts	Value	Appreciation (Depreciation)

Marriott Intl, Inc.	Call	1/15/2016	$77.50	50	$29,000	$(4,101)

Total				50	$29,000	$(4,101)

See notes to Schedules of Investments

Item 2. Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Commonwealth International Series Trust

/s/ Robert W. Scharar

By: Robert W. Scharar
President
March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Robert W. Scharar

By: Robert W. Scharar
President
March 30, 2015

/s/ Terrance P. Gallagher

By: Terrance P. Gallagher
Treasurer
March 30, 2015